Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interest in Subsidiary	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class A and Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class A and Class B ordinary shares to Sponsor (in Shares)	2,500	8,625,000
Issuance of Units in subsidiary to Sponsor					1,000	1,000
Accretion of Class A ordinary shares subject to possible redemption to redemption value			(24,137)	(28,761,825)		(28,785,962)
Net income (Loss)				(9,797,289)	(391,892)	(10,189,181)
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Increase in redemption value of Class A ordinary shares subject to redemption				(4,816,773)		(4,816,773)
Net income (Loss)				4,065,122	162,605	4,227,727
Balance at Dec. 31, 2022		$ 863		$ (39,310,765)	$ (228,287)	$ (39,538,189)
Balance (in Shares) at Dec. 31, 2022	2,500	8,625,000